Allowance and Carrying Value of Outstanding Loans and Leases by Portfolio Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	$ 33,783		$ 41,885		$ 37,200		$ 23,071	[1]
Carrying Value Gross of Valuation Allowance	917,396	[2],[3]	937,119	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	3.68%	[3]	4.47%	[3]
Loans Receivable, Fair Value Disclosure	8,804		3,321
Impaired Loans and Troubled Debt Restructurings [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	4,901	[4]	7,737	[4]
Carrying Value Gross of Valuation Allowance	36,675	[2]	35,970	[2]
Valuation Allowance As A Percentage Of Carrying Value	13.36%		21.51%
Collectively Evaluated For Impairment [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	20,423		27,719
Carrying Value Gross of Valuation Allowance	848,920	[2],[3]	864,552	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	2.41%	[3]	3.21%	[3]
Purchased Credit-Impaired Loans [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	8,459		6,429		3,900
Carrying Value Gross of Valuation Allowance	31,801		36,597
Valuation Allowance As A Percentage Of Carrying Value	26.60%		17.57%
Home Loans [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	21,079		19,252		16,329	[1]
Carrying Value Gross of Valuation Allowance	398,084	[2],[3]	409,062	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	5.30%	[3]	4.71%	[3]
Home Loans [Member] | Impaired Loans and Troubled Debt Restructurings [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	1,946	[4]	1,871	[4]
Carrying Value Gross of Valuation Allowance	21,462	[2]	13,904	[2]
Valuation Allowance As A Percentage Of Carrying Value	9.07%		13.46%
Home Loans [Member] | Collectively Evaluated For Impairment [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	10,674		10,964
Carrying Value Gross of Valuation Allowance	344,821	[2],[3]	358,765	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	3.10%	[3]	3.06%	[3]
Home Loans [Member] | Purchased Credit-Impaired Loans [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	8,459		6,417
Carrying Value Gross of Valuation Allowance	31,801		36,393
Valuation Allowance As A Percentage Of Carrying Value	26.60%		17.63%
Credit Card and Other Consumer [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	8,569		15,463		22,243	[1]
Carrying Value Gross of Valuation Allowance	209,110	[2],[3]	234,388	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	4.10%	[3]	6.60%	[3]
Credit Card and Other Consumer [Member] | Impaired Loans and Troubled Debt Restructurings [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	2,410	[4]	4,786	[4]
Carrying Value Gross of Valuation Allowance	7,100	[2]	11,421	[2]
Valuation Allowance As A Percentage Of Carrying Value	33.94%		41.91%
Credit Card and Other Consumer [Member] | Collectively Evaluated For Impairment [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	6,159		10,677
Carrying Value Gross of Valuation Allowance	202,010	[2],[3]	222,967	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	3.05%	[3]	4.79%	[3]
Commercial [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	4,135		7,170		9,416	[1]
Carrying Value Gross of Valuation Allowance	310,202	[2],[3]	293,669	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	1.33%	[3]	2.44%	[3]
Loans Receivable, Fair Value Disclosure	6,614	[5],[6]	3,321
Commercial [Member] | Impaired Loans and Troubled Debt Restructurings [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	545	[4]	1,080	[4]
Carrying Value Gross of Valuation Allowance	8,113	[2]	10,645	[2]
Valuation Allowance As A Percentage Of Carrying Value	6.71%		10.15%
Commercial [Member] | Collectively Evaluated For Impairment [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses	3,590		6,078
Carrying Value Gross of Valuation Allowance	302,089	[2],[3]	282,820	[2],[3]
Valuation Allowance As A Percentage Of Carrying Value	1.19%	[3]	2.15%	[3]
Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Allowance for Loan and Lease Losses			12
Carrying Value Gross of Valuation Allowance			204
Valuation Allowance As A Percentage Of Carrying Value			5.76%
Small Business Commercial Loan [Member]
Carrying Value of Outstanding Loans and Leases [Abstract]
Financing Receivable, Modifications, Recorded Investment	$ 172		$ 445

[1]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.
[2]	Amounts are presented gross of the allowance for loan and lease losses.
[3]	Outstanding loan and lease balances and ratios do not include loans accounted for under the fair value option of $8.8 billion and $3.3 billion at December 31, 2011 and 2010.
[4]	Commercial impaired allowance for loan and lease losses includes $172 million and $445 million at December 31, 2011 and 2010 related to U.S. small business commercial renegotiated TDR loans.
[5]	Home loans includes $3.6 billion of fully-insured loans, $770 million of nonperforming loans and $119 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.
[6]	Certain consumer loans are accounted for under the fair value option and include residential mortgage loans of $906 million and discontinued real estate loans of $1.3 billion at December 31, 2011. Certain commercial loans are accounted for under the fair value option and include U.S. commercial loans of $2.2 billion and non-U.S. commercial loans of $4.4 billion at December 31, 2011. See Note 22 – Fair Value Measurements and Note 23 – Fair Value Option for additional information.